Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ (22,108)	$ 27,391
Items that may be subsequently classified to net loss:
Currency translation adjustments on foreign operations	(544)	130
Total comprehensive income (loss)	(22,652)	27,521
Total comprehensive income (loss) attributable to shareholders	(27,907)	23,549
Non-controlling interests	5,255	3,972
Total comprehensive income (loss) attributable to shareholders	$ (22,652)	$ 27,521